Gratuity and other post-employment benefit plans (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Summary of employee benefit expense	a) Statement of profit or loss and OCI

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Net employees benefit expense recognised in employee cost
Current service cost	31	25	25
Interest cost on benefit obligation	7	6	5

Net benefit expense*	38	31	30

* This amount is inclusive of amount capitalised in different projects.

Net (expense) / income recognised in OCI	(8)	(13)	14

Summary of defined benefit plan liability recognized in statement of financial position	b) Statement of financial position

	As at 31 March 2021	As at 31 March 2020
Defined benefit liability
Present value of unfunded obligation	150	108

Net liability	150	108

Summary of change in present value of defined benefit obligation

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	108	75	53
Current service cost	31	25	25
Interest cost	7	6	5
Benefits paid	(6)	(10)	(0)
Liabilities assumed / (settled)	—	(1)	—
Remeasurements during the year due to:
- Experience adjustments	7	2	(14)
- Change in financial assumptions	—	11	—
- Change in demographic assumptions	—	0	(0)
Liabilities net of planned assets assumed under business combination	3	—	—
Assets extinguished on curtailments/settlements	—	—	6

Closing defined benefit obligation	150	108	75

Summary of principal assumptions used in defined benefit plan	c) Principal assumptions used in determining gratuity obligations

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Discount rate	6.85%	6.85%	7.75%
Salary escalation	10.00%	10.00%	10.00%

Summary of sensitivity analysis for significant actuarial assumptions
The Group regularly assesses these assumptions with the projected long-term plans and prevalent industry standards. The impact of sensitivity due to changes in the significant actuarial assumptions on the defined benefit obligations is given in the table below:

Particulars	Change in assumptions	For the year ended
		31 March 2021	31 March 2020	31 March 2019
Discount rate	+ 0.5%	141	110	66
	- 0.5%	159	97	76
Salary escalation	+ 0.5%	156	110	74
	- 0.5%	144	97	67

Summary of maturity analysis of defined benefit payments
d) Projected plan cash flow
The table below shows the expected cash flow profile of the benefits to be paid to the current membership of the plan based on past service of the employees as at the valuation date:

Maturity profile	As at 31 March 2021	As at 31 March 2020
Within next 12 months	7	5
From 2 to 5 years	37	27
From 6 to 9 years	40	36
10 years and beyond	330	226

Defined Contribution Plan [Member]
Disclosure of defined benefit plans [line items]
Summary of employee benefit expense
Defined contribution plan

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Contribution to provident fund and other fund charged to statement of profit or loss (inclusive of amount capitalised in different projects)	108	89	70